Related Party Transactions - Additional Information (Detail) (MUSE Associates, LLC, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
MUSE Associates, LLC
Related Party Transaction [Line Items]
Consulting fee	¥ 35